Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance	$ 384,461
Aggregate fair value of conversion option liabilities and warrants issued
Change in fair value related to increase in warrants issued for anti-dilutive adjustment
Change in fair value of conversion option liabilities and warrants	(96,327)
Ending balance	288,134	$ 384,461
Successor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance	$ 384,461
Aggregate fair value of conversion option liabilities and warrants issued		503,971
Change in fair value related to increase in warrants issued for anti-dilutive adjustment
Change in fair value of conversion option liabilities and warrants		(119,510)
Ending balance		384,461
Predecessor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance			646,671
Aggregate fair value of conversion option liabilities and warrants issued
Change in fair value related to increase in warrants issued for anti-dilutive adjustment
Change in fair value of conversion option liabilities and warrants			(646,671)
Ending balance